Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-06 - Fidelity Advisor® Floating Rate High Income Fund - Fidelity Advisor Floating Rate High Income Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847